CONTRIBUTIONS AND WITHDRAWALS (Details) - EBP 334 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Contribution [Line Items]
Maximum annual compensation to total compensation, percentage	50.00%
Automatic deferral rate	5.00%
Additional contribution matching percentage	5.00%
Rollover contributions	$ 24,372,329	$ 5,066,299
Employer contribution, fixed rate contribution, percentage	5.00%
Forfeited nonvested account, decrease from employer contribution	$ 465,718	187,410
Forfeited nonvested account	421,708	$ 354,670
Involuntary cash-out limit	7,000
Former Participants
EBP, Contribution [Line Items]
Rollover contributions	$ 20,849,907
Matching Scenario Two
EBP, Contribution [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%
Matching Scenario One
EBP, Contribution [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
Fixed Rate Contribution
EBP, Contribution [Line Items]
Vesting percentage	100.00%
Vesting period	2 years